ACCOUNTS RECEIVABLE SECURITIZATION	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Transfers And Servicing [Abstract]
ACCOUNTS RECEIVABLE SECURITIZATION

(10) ACCOUNTS RECEIVABLE SECURITIZATION:

The Company has an agreement (the “Receivables Facility”) with several financial institutions whereby it sells on a continuous basis an undivided interest in all eligible trade accounts receivable, as defined in the Receivables Facility. The maximum amount available under the facility is $300 million, which expires in January 2015. Pursuant to the Receivables Facility, the Company formed ARAMARK Receivables, LLC, a wholly-owned, consolidated, bankruptcy-remote subsidiary. ARAMARK Receivables, LLC was formed for the sole purpose of buying and selling receivables generated by certain subsidiaries of the Company. Under the Receivables Facility, the Company and certain of its subsidiaries transfer without recourse all of their accounts receivable to ARAMARK Receivables, LLC. As collections reduce previously transferred interests, interests in new, eligible receivables are transferred to ARAMARK Receivables, LLC, subject to meeting certain conditions. At March 28, 2014 and September 27, 2013, the amount of outstanding borrowings under the Receivables Facility was $300.0 million and $300.0 million and is included in “Long-Term Borrowings,” respectively.

In May 2014, the Company amended the Receivables Facility to increase the maximum amount to $350.0 million and extend the maturity date to May 2017. In addition, the Receivable Facility will now include a seasonal tranche which will increase the capacity of the Receivable Facility by $25.0 million.

NOTE 12. ACCOUNTS RECEIVABLE SECURITIZATION:

ARAMARK Corporation has an agreement (the “Receivables Facility”) with several financial institutions whereby it sells on a continuous basis an undivided interest in all eligible trade accounts receivable, as defined in the Receivables Facility. The maximum amount available under the Receivables Facility is $300 million, which expires in January 2015. Pursuant to the Receivables Facility, ARAMARK Corporation formed ARAMARK Receivables, LLC, a wholly-owned, consolidated, bankruptcy-remote subsidiary. ARAMARK Receivables, LLC was formed for the sole purpose of buying and selling receivables generated by certain subsidiaries of the Company. Under the Receivables Facility, ARAMARK Corporation and certain of its subsidiaries transfer without recourse all of their accounts receivable to ARAMARK Receivables, LLC. As collections reduce previously transferred interests, interests in new, eligible receivables are transferred to ARAMARK Receivables, LLC, subject to meeting certain conditions. At September 27, 2013 and September 28, 2012, the amount of outstanding borrowings under the Receivables Facility was $300.0 million and $263.8 million, respectively, and is included in “Long-Term Borrowings”.